Fair Value Measurements and Trading-Related Revenue - Summary of Changes in Level 3 Instruments Carried At Fair Value (Parenthetical) (Detail) - Financial assets at fair value through profit or loss [member] - Valued using models (without observable inputs) [member] - CAD ($)
$ in Millions
12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Purchase fair value measurement of assets	$ 1,086	$ 2,803	[1]
Bank of the West [Member] | Federal home loan bank and federal reserve bank equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Purchase fair value measurement of assets		969
Bank of the West [Member] | Low income housing tax credit entities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Purchase fair value measurement of assets		$ 587

[1]	FVTPL securities include $969 million of Federal Home Loan Bank (FHLB) and Federal Reserve Bank equity and $587 million of investments in LIHTC entities, acquired as a result of our acquisition of Bank of the West in 2023.